Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 11: Subsequent events

On April 5, 2013, following the filing of the Certificate of Amendment to the Company’s Articles of Incorporation, the Company effected the following transactions:

•	Investors in the Company’s December 2011 Bridge Notes and the Company’s November 2012 Bridge Notes exchanged such Notes with an aggregate principal amount of $4,950,000 plus accrued interest totaling $314,177 for a total of 6,926,553 shares of the Company’s Series C Convertible Preferred Stock and Warrants for the purchase of a total of 69,265,530 shares of Common Stock.

The effective price of the Series C Convertible Preferred Stock was $0.76 per share (or $0.076 per equivalent share of Common Stock). The Warrants entitle the holders to purchase, at any time on or before April 5, 2018 , shares of Common Stock at an exercise price of $0.114 per share. The Warrants contains other conventional terms, including provisions for adjustment in the Exercise Price and/or the securities issuable upon exercise in the event of certain specified extraordinary corporate events, such as stock splits, combinations, and stock dividends.

•	As additional consideration to the Investors for their participation in the Bridge Note issuances mentioned above, for each $100 of principal and interest converted into Series C Convertible Preferred Stock and Warrants, each Investor exchanged 41.67 shares of Series B Convertible Preferred Stock held for 131.58 additional shares of Series C Convertible Preferred Stock (the number of shares of Series C Convertible Preferred Stock that would be purchased for $100 at a purchase price of $0.76 per share). Accordingly, the Company issued an aggregate of 6,926,553 additional shares of Series C Convertible Preferred Stock in exchange for an aggregate of 2,193,414 previously-outstanding shares of Series B Convertible Preferred Stock. The additional shares of Series C Convertible Preferred Stock were issued without Warrant coverage. The shares of Series B Convertible Preferred Stock surrendered were cancelled and are no longer outstanding.

•	Because the effective issuance price of the Shares was less than $0.10 per Common Share-equivalent, the Company issued to those Investors who purchased shares of the Company’s Common Stock and Warrants at closings on July 11, 2012, August 9, 2012 and October 9, 2012 (the “PIPE”), for no additional consideration, a sufficient number of additional shares of Common Stock so that the effective price per share of Common Stock paid by the PIPE Investors equals the effective issuance price of the shares of Series C Convertible Preferred Stock on an as-converted basis ($0.076 per share). Accordingly, the Company issued a total of 9,274,364 shares of Common Stock to the PIPE Investors.

•	In 2011, as an inducement to certain holders of Common Stock Purchase Warrants to exercise such warrants or to surrender such warrants in exchange for shares of Common Stock, the Company agreed to allow such holders to exchange shares of Series B Convertible Preferred Stock for an equal number of shares of Series B-1 Convertible Preferred Stock. On April 5, 2013, the Company issued an aggregate of 6,031,577 shares of Common Stock as consideration for the surrender of Warrants for the purchase of an aggregate of 39,205,234 shares. Accordingly, the Company issued an aggregate of 8,839,500 shares of Series B-1 Convertible Preferred Stock in exchange for an equal number of shares of Series B Convertible Preferred Stock.

On April 5, 2013, the Company repaid in full all outstanding principal and accrued interest totaling $785,059 related to its Loan Agreement with C13 Thermo, LLC.

Note 14: Subsequent Events

As discussed in Note 5, on March 4, 2013 the Company amended its Loan Agreement with C13 Thermo LLC, a related party, to extend the expiration date to the earlier of (i) April 5, 2013 or (ii) one business day following the date the Company first draws against the irrevocable documentary letter of credit.

On March 20, 2013, the Company’s shareholders approved an amendment to the Certificate of Incorporation to effect the following changes:

•	To increase the number of authorized shares of Common Stock to 800,000,000 and to increase the number of authorized shares of Preferred Stock to 50,000,000;
•	To reduce the number of shares of Preferred Stock designated as “Series B Convertible Preferred Stock” from 12,000,000 to 1,000,000 and to re-designate the remaining 11,000,000 shares heretofore designated as “Series B Convertible Preferred Stock” as “Series B-1 Convertible Preferred Stock”, with the shares in each sub-series having identical voting powers, designations, preferences and relative, participating, optional or other special rights, and qualifications, limitations and restrictions except that the shares of Series B-1 Convertible Preferred Stock shall have priority in liquidation; and
•	To designate 15,000,000 shares of the previously authorized but undesignated shares of Preferred Stock as “Series C Convertible Preferred Stock”.

The amendment to the Certificate of Incorporation will become effective upon the filing of a Certificate of Amendment with the Secretary of State of the State of Delaware.

In addition, the Company’s shareholders approved an amendment to its 2008 Incentive Stock Plan to effect the following changes:

•	To increase the number of shares issuable from 20,000,000 to 40,000,000; and
•	To increase from 30,000 to 100,000 the number of options automatically granted to non-employee directors upon their election or re-election to the Board of Directors.